Financial Assets & Liabilities	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
Financial Assets & Liabilities	FINANCIAL ASSETS & LIABILITIES
Fair Value Measurements
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the company’s financial assets and financial liabilities that are measured at fair value on a recurring basis at December 31, 2025 and 2024.

($ in millions)
	Fair Value	2025		2024
At December 31:	Hierarchy Level	Assets (5)	Liabilities (6)	Assets (5)	Liabilities (6)
Cash equivalents (1)
Time deposits, certificates of deposit and other (2)	2	$7,072	N/A	$6,663	N/A
Money market funds	1	413	N/A	284	N/A
Total cash equivalents		$7,485	N/A	$6,948	N/A
Debt securities–current (2) (3)	2	830	N/A	644	N/A
Debt securities–noncurrent (2) (4)	2,3	9	N/A	124	N/A
Derivatives designated as hedging instruments
Interest rate contracts	2	2	171	—	362
Foreign exchange contracts	2	545	325	645	294
Derivatives not designated as hedging instruments
Foreign exchange contracts	2	12	14	22	43
Equity contracts	2	34	3	4	27
Total		$8,916	$513	$8,386	$726
(1)Included within cash and cash equivalents in the Consolidated Balance Sheet.
(2)Available-for-sale debt securities with carrying values that approximate fair value.
(3)Term deposits and government securities that are reported within marketable securities in the Consolidated Balance Sheet.
(4)2024 assets include a seller financing loan of approximately $100 million in connection with the divestiture of The Weather Company assets that was repaid early by the debtor in the second quarter of 2025, and was reported within investments and sundry assets in the Consolidated Balance Sheet. Refer to note E, “Acquisitions & Divestitures,” for additional information.
(5)The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Balance Sheet at December 31, 2025 were $232 million and $361 million, respectively, and at December 31, 2024 were $575 million and $96 million, respectively.
(6)The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Balance Sheet at December 31, 2025 were $254 million and $259 million, respectively, and at December 31, 2024 were $262 million and $463 million, respectively.
N/A–Not applicable
Financial Assets and Liabilities Not Measured at Fair Value
Short-Term Receivables and Payables
Short-term receivables (excluding the current portion of long-term receivables) and other investments are financial assets with carrying values that approximate fair value. Accounts payable, other accrued expenses and short-term debt (excluding the current portion of long-term debt) are financial liabilities with carrying values that approximate fair value. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy, except for short-term debt which would be classified as Level 2.
Loans and Long-Term Receivables
Fair values are based on discounted future cash flows using current interest rates offered for similar loans to clients with similar credit ratings for the same remaining maturities. At December 31, 2025 and 2024, the difference between the carrying amount and estimated fair value for loans and long-term receivables was not material. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy.
Long-Term Debt
The majority of the company’s long-debt portfolio is comprised of publicly traded debt, and its fair value is based on quoted market prices for the identical liability when traded as an asset in an active market (Level 1). For other long-term debt (including long-term finance lease liabilities) for which a quoted market price is not available, an expected present value technique that uses rates currently available to the company for debt with similar terms and remaining maturities is used to estimate fair value (Level 2). The carrying amount of long-term debt was $54,836 million and $49,884 million, and the estimated fair value was $52,703 million and $47,389 million at December 31, 2025 and 2024, respectively.